Restatement (Details) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts receivable	$ 1,918,419			$ 965,605	$ 811,278	$ 1,918,419			$ 811,278	$ 2,100,381	$ 1,511,709
Revenue share payable	1,190,995	$ 1,274,429	$ 872,989			1,190,995	$ 872,989	$ 1,274,429		1,502,761	1,287,552
Deferred revenue	336,213	118,949	301,178	437,521	161,132	336,213	301,178	118,949	161,132	120,130	226,272
Additional paid-in-capital	27,806,253	28,483,502	27,388,789	27,304,207	8,597,748	27,806,253	27,388,789	28,483,502	8,597,748	$ 27,595,609	8,875,155
Deferred stock compensation	18,750			(472,669)	(287,857)	18,750			(287,857)		270,462
Accumulated deficit	(26,393,176)	(26,355,433)	(26,060,890)	(25,861,452)	(25,141,061)	(26,393,176)	(26,060,890)	(26,355,433)	(25,141,061)	$ (26,124,750)	(25,099,357)
Income Statement [Abstract]
Revenues	1,705,457	1,819,421	1,426,808	1,289,428	1,225,169	3,193,010	2,716,236	4,535,857	2,998,546	6,502,962	4,679,741
Cost of Sales			730,140				1,291,551
Operating expenses	980,659	1,155,933	896,529	1,489,858	1,076,475	1,823,269	2,386,747	3,542,681	2,366,210	4,307,756	3,085,961
Loss from operations	(157,529)		(199,861)			(269,027)	(962,062)			(1,026,328)	(267,536)
Loss before income taxes	(157,225)		(199,638)			(268,426)	(961,733)			(1,025,393)	(267,290)
Revenue share expense	882,327	958,333	730,140	561,411	557,510	1,638,768	1,291,551	2,249,884	1,292,435	3,221,534	1,861,316
Net loss	(157,225)	(294,543)	(199,638)	(762,095)	(411,734)	(268,426)	(961,733)	(1,256,076)	(659,923)	(1,025,393)	(267,290)
Statement of Cash Flows [Abstract]
Net loss	$ (157,225)	(294,543)	(199,638)	(762,095)	(411,734)	(268,426)	(961,733)	(1,256,076)	(659,923)	(1,025,393)	(267,290)
Stock and options issued for services						361,062	627,354			272,804	94,998
Increase in accounts payable						(181,962)	(302,202)			588,672	894,911
Decrease in revenue share payable							(311,776)
Increase in deferred revenue				192,381		216,083	19,651	(148,334)	111,880	(106,142)	177,020
Share-based Compensation				380,217		110,039	170,611	(1,066,672)	404,794	899,438	435,612
Revenue share payable				(333,334)		$ (311,766)	(414,563)	11,876	678,201	$ 215,210	1,196,975
Previously stated [Member]
Statement of Financial Position [Abstract]
Accounts receivable				797,725	782,902				782,902		1,566,964
Revenue share payable		$ 853,410	506,901				506,901	$ 853,410			1,193,661
Deferred revenue			42,908	168,714	13,272		42,908		13,272		4,252
Additional paid-in-capital		$ 28,398,825	27,304,112	27,155,730	8,449,271		27,304,112	$ 28,398,825	8,449,271		8,726,708
Deferred stock compensation				(454,409)	(233,077)				(233,077)		(233,942)
Accumulated deficit		(25,716,530)	(25,322,216)	(25,269,535)	(24,870,854)		(25,322,216)	(25,716,530)	(24,870,854)		(24,616,220)
Income Statement [Abstract]
Revenues		1,620,215	1,454,214	1,317,347	1,373,029		2,771,560	4,391,775	3,146,406		4,957,016
Cost of Sales			540,048				1,038,858
Operating expenses		1,155,933	967,070	1,471,598	982,504		2,439,028	3,594,961	2,272,239		2,973,990
Loss from operations			(52,904)				(706,326)
Loss before income taxes			(52,681)				(705,996)
Revenue share expense		858,898	540,048	498,810	529,134		1,038,858	1,897,757	1,264,059		1,767,425
Net loss		(394,314)	(52,681)	(653,315)	(141,527)		(705,996)	(1,100,310)	(389,716)		215,847
Statement of Cash Flows [Abstract]
Net loss		(394,314)	(52,681)	(653,315)	(141,527)		(705,996)	(1,100,310)	(389,716)		215,847
Stock and options issued for services							654,634				19,547
Increase in accounts payable							173,889				(950,166)
Decrease in revenue share payable							(686,760)
Increase in deferred revenue				164,462			38,656	(4,252)	(35,980)		(45,000)
Share-based Compensation				361,957			654,634	1,118,952	310,823		399,092
Revenue share payable				(395,935)			(686,760)	(340,251)	649,825		1,103,084
Adjustments [Member]
Statement of Financial Position [Abstract]
Accounts receivable				167,880	28,376				28,376		(55,255)
Revenue share payable		421,019	366,088				366,088	421,019			93,891
Deferred revenue		118,949	258,270	268,807	147,860		258,270	118,949	147,860		222,020
Additional paid-in-capital		84,677	84,677	148,477	148,477		84,677	84,677	148,477		148,477
Deferred stock compensation				(18,260)	(54,780)				(54,780)		(36,520)
Accumulated deficit		(638,903)	(738,674)	(591,917)	(270,207)		(738,674)	(638,903)	(270,207)		(483,137)
Income Statement [Abstract]
Revenues		$ 199,206	(27,206)	(27,919)	(147,860)		(55,124)	144,082	(147,860)		(277,275)
Operating expenses			(70,541)	18,260	93,971		(52,281)	(52,280)	93,971		111,701
Revenue share expense		$ 99,435	190,092	62,601	28,376		252,693	352,127	28,376		93,891
Net loss		99,771	(146,757)	(108,780)	(270,207)		(255,537)	(155,766)	(270,207)		(483,137)
Statement of Cash Flows [Abstract]
Net loss		$ 99,771	$ (146,757)	(108,780)	$ (270,207)		(255,537)	(155,766)	(270,207)		(483,137)
Stock and options issued for services											75,451
Increase in accounts payable											55,255
Increase in deferred revenue				27,919			55,124	(144,082)	147,860		222,020
Share-based Compensation				18,260			(52,281)	(52,280)	93,971		36,520
Revenue share payable				$ 62,601			$ 252,693	$ 352,127	$ 28,376		$ 93,891